Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Voyage revenues	$ 399,276	$ 392,900	$ 380,469
Voyage (recoveries) expenses	2,857	1,772	1,387
Vessel operating expenses	99,949	94,536	97,179
Depreciation and amortization	97,884	100,474	92,413
General and administrative	20,444	18,960	15,987
Restructuring charge	1,786	0	0
Write down of vessels	0	29,367	0
Income from vessel operations	176,356	147,791	173,503
Equity income	123,282	78,866	20,584
Investment in and advances to equity accounted joint ventures	671,789	409,735
Total assets	4,047,879	3,638,761
Expenditures for vessels and equipment	470,213	39,894	64,685
Expenditures for dry docking	27,203	7,493	19,638
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	285,694	278,511	269,408
Voyage (recoveries) expenses	407	66	(87)
Vessel operating expenses	55,459	50,124	51,640
Depreciation and amortization	71,485	69,064	62,889
General and administrative	13,913	13,224	9,518
Write down of vessels		0
Income from vessel operations	144,430	146,033	145,448
Equity income	123,282	78,866	20,584
Investment in and advances to equity accounted joint ventures	671,789	409,735
Total assets	3,591,693	3,143,205
Expenditures for vessels and equipment	469,463	39,366	63,686
Expenditures for dry docking	21,090	6,054	13,831
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Voyage revenues	113,582	114,389	111,061
Voyage (recoveries) expenses	2,450	1,706	1,474
Vessel operating expenses	44,490	44,412	45,539
Depreciation and amortization	26,399	31,410	29,524
General and administrative	6,531	5,736	6,469
Restructuring charge	1,786	0	0
Write down of vessels	0	29,367	0
Income from vessel operations	31,926	1,758	28,055
Total assets	456,186	495,556
Expenditures for vessels and equipment	750	528	999
Expenditures for dry docking	$ 6,113	$ 1,439	$ 5,807